[LETTERHEAD]

KRISTINA K. PAPPA
Corporate Legal Counsel
417 Fifth Avenue, 8th Floor
New York, NY 10016
Direct Dial:  212-726-4242
Fax:  212-726-4214
Email:  kristina.pappa@atari.com

                                November 18, 2005

VIA EDGAR
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC  20549
Attention:  Barbara C. Jacobs, Assistant Director

      Re:   Atari, Inc. -- Registration Statements on Form S-3
                           File Nos. 333-129098 and 333-129099

Ladies and Gentlemen:

      This letter describes the response of Atari, Inc. ("Atari") to the comments, and contains the information requested, in the letter dated November 14, 2005 from the Staff of the Securities and Exchange Commission (the "Staff") with respect to Atari's Registration Statements on Form S-3 referenced above (the "Registration Statements"). Enclosed with this letter is a copy of both Pre-Effective Amendments No. 1 to Atari's Registration Statements, which reflects the revisions made to such Registration Statements in response to the Staff's comments.

COMMENT 1:

      We are in receipt of your request for confidential treatment and will respond to your request under separate cover. Please be advised that comments relating to the confidential treatment request must be resolved prior to seeking effectiveness of the above-cited registration statements.

Response:

An amended confidential treatment request is being filed on the date of this letter.

COMMENT 2:

      Amend the registration statement to specifically incorporate by reference the Section 13(a) reports "filed" after October 18, 2005, such as the amended Form 10-K and the Form 8-K filed November 8, 2005.

Response:

The amendments to both Registration Statements incorporate by reference the
Section 13(a) reports filed after October 18, 2005.

COMMENT 3:

      Regarding File No. 333-129098, please identify the natural person or persons who have voting or investment control over CCM Master Qualified Fund, LTD and Sark Master Fund, Ltd. See interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the publicly available telephone interpretation manual, as well as interpretation I. 60 of the July 1997 version of the telephone interpretation manual. This information can be disclosed in footnotes to the selling shareholder table.

Response:

The amended Registration Statement identifies the person who has voting and investment control over CCM Master Qualified Fund, LTD and the persons who have voting and investment control over Sark Mast Fund, Ltd.

COMMENT 4:

      For both registration statements, please file the agreement relating to the stock issuances, which are material contracts within the meaning of
      Item 601(b)(10) of Regulation S-K.

Response:

The agreements relating to the stock issuances are being filed as exhibits to the amended Registration Statements.

                                     * * * *

      If you have any questions or if you need any further information, please do not hesitate to contact me at (212) 726-4242 or contact David Bernstein at Clifford Chance US LLP at (212) 878-8342.

                                                  Very truly yours,

                                                  /s/ Kristina K. Pappa
                                                  ------------------------------
                                                  KRISTINA K. PAPPA
                                                  Corporate Legal Counsel

cc: Bruno Bonnell, Diane Price Baker, Jodi Scheurenbrand Atari, Inc. David Bernstein
       Clifford Chance US LLP